Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets
Allowance for loan losses	$ 494	$ 369
Deferred directors' compensation	345	338
Employee and director benefits	309	320
Qualified pension liability	78	512
Unrealized losses on securities available for sale	655	439
Unrealized loss from securities impairment	34	37
Investment in low income housing project	142	141
Fair value adjustments to acquired assets and liabilities	293	168
Tax credit carryforward	225	75
Valuation reserves on other real estate owned	1	1
Other	1
Total deferred tax assets	2,577	2,400
Deferred Tax Liabilities
Depreciation	(445)	(345)
Equity income from unconsolidated subsidiary		(368)
Loan origination costs	(384)	(340)
Prepaid expense	(229)	(230)
Annuity earnings	(56)	(52)
Fair value of mortgage servicing rights	(42)	(47)
Intangible assets	(68)	(18)
Goodwill	(353)	(324)
Other		(24)
Total deferred tax liabilities	(1,577)	(1,748)
Net deferred tax asset included in other assets	$ 1,000	$ 652